Schedule I - Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Profit (Loss) for the year	$ 98,478	$ 443,828	$ (115,374)
Adjustments to reconcile net profit (loss) to net cash provided by operating activities:
Income tax expense	57,540	147,983	(4,562)
Depreciation and amortization charges	73,532	81,559	97,328
Finance costs	38,793	61,015	149,189
Exchange differences	7,551	9,995	2,386
Impairment loss (gain)	25,290	56,999	(137)
Share-based compensation	7,402	5,836	3,627
Changes in operating assets and liabilities:
Other changes in operating assets and liabilities	(9,770)	(34,993)	24,327
Net cash provided by (used in) operating activities	178,372	405,018	(1,341)
Payments due to investments:
Intangible assets	(2,787)	(1,147)
Net cash used in investing activities	(81,806)	(51,774)	(23,848)
Cash flows from financing activities:
Proceeds from equity issuance			40,000
Borrowings	432,274	898,586	659,083
Repayment of debt instruments	(179,075)	(84,823)
Payments for lease liabilities	(14,967)	(11,590)	(11,232)
Interest paid	(42,207)	(60,822)	(22,177)
Net cash (used in) provided by financing activities	(282,147)	(140,458)	10,452
Total net (decrease) increase in cash and cash equivalents	(185,581)	212,786	(14,737)
Beginning balance of cash and cash equivalents	322,943	116,663	131,557
Exchange differences on cash and cash equivalents in foreign currencies	287	(6,506)	(157)
Ending balance of cash and cash equivalents	137,649	322,943	116,663
Separate
Cash flows from operating activities:
Profit (Loss) for the year	5,429	(40,436)	(44,490)
Adjustments to reconcile net profit (loss) to net cash provided by operating activities:
Income tax expense	(115)
Depreciation and amortization charges	123	104	109
Finance income	(31,982)	(4,029)	(77,232)
Finance costs	19,638	26,444	96,581
Exchange differences	(86)	2,005	15,227
Impairment loss (gain)	(429)
Share-based compensation		5,836	3,627
Changes in operating assets and liabilities:
(Increase) decrease in trade and other receivables	53,052	7,138	1,431
Increase (decrease) in trade and other payables	(13,680)	5,205	(22,169)
Other changes in operating assets and liabilities	(8,276)	(492)	(548)
Net cash provided by (used in) operating activities	23,674	1,775	(27,464)
Payments due to investments:
Intangible assets		(522)
Proceeds from loans to group companies.	(3,250)
Proceeds from loans to group companies.	120,510
Net cash used in investing activities	117,260	(522)
Cash flows from financing activities:
Payment for equity issuance costs			(6,647)
Proceeds from equity issuance			41,440
Borrowings			218
Repayment of debt instruments		(2,181)
Payments for lease liabilities	(149)	(123)	(111)
Proceeds from group companies loans	6,770
Repayments from group companies loans	(147,882)
Interest paid			(7,031)
Net cash (used in) provided by financing activities	(141,261)	(2,304)	27,869
Total net (decrease) increase in cash and cash equivalents	(327)	(1,051)	405
Beginning balance of cash and cash equivalents	605	1,311	1,065
Exchange differences on cash and cash equivalents in foreign currencies	(51)	345	(159)
Ending balance of cash and cash equivalents	$ 227	$ 605	$ 1,311